Offerings - Offering: 1	Aug. 15, 2025 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 300,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-267632
Carry Forward Initial Effective Date	Sep. 27, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 44,280.00
Offering Note	Securities being offered under this prospectus supplement include unsold securities previously registered on the prospectus supplement filed pursuant to Rule 424(b)(5) on February 29, 2024, or the Prior Prospectus Supplement, and an accompanying base prospectus dated September 27, 2022, pursuant to a Registration Statement on Form S-3 (File No. 333-267632) filed with the Securities and Exchange Commission, or the SEC, on September 27, 2022, or the Current Shelf Registration Statement. As of the date hereof, the registrant has not sold $300,000,000 of the securities registered pursuant to the Prior Prospectus Supplement, or the Unsold Securities. In accordance with Rule 415(a)(6) under the Securities Act, $300,000,000 aggregate amount of Unsold Securities are included in this prospectus supplement. Pursuant to Rule 415(a)(6), this "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the Current Shelf Registration Statement to continue the offering of Unsold Securities initially registered under the Prior Prospectus Supplement.